UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund:  BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 117.3%
Corporate — 2.0%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$930	$1,025,781
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,500	3,198,625
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,725	7,268,689

		11,493,095
County/City/Special District/School District — 28.1%
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	580,454
Fiscal 2014, Series E, 5.00%, 8/01/32	2,040	2,449,836
Series E, 5.50%, 8/01/25	6,230	7,967,360
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,271,633
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,509,353
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,792,713
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	1,300	1,567,007
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,000	7,076,760
4.00%, 11/15/45	965	1,044,333
5.00%, 11/15/45	13,995	16,404,379
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,865	8,122,050
5.00%, 7/01/33	1,675	1,935,245

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	$5,000	$2,148,900
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (a)	4,330	1,563,000
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,133,970
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,400	6,531,136
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,783,285
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,278,890
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,748,623
City of New York New York Transitional Finance Authority Future Tax Secured, GO, Sub-Series E-1, 5.00%, 2/01/30	1,000	1,247,490
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,189,700
Sub-Series B-1, 5.00%, 11/01/35	2,510	3,009,038
Sub-Series B-1, 5.00%, 11/01/36	1,690	2,018,942
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,800,160
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,470	1,811,569
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,176,874
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,687,653

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A (continued):
5.25%, 5/01/32	$1,000	$1,164,440
County of Erie New York Industrial Development Agency, Refunding RB:
5.00%, 5/01/29	4,060	5,001,636
City School District of Buffalo Project, 5.00%, 5/01/28	1,000	1,241,910
County of Nassau New York, GO, Series B, 5.00%, 10/01/30	2,000	2,454,680
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 3.00%, 10/15/34	940	953,075
Hudson Yards Infrastructure Corp., RB:
Series A (AGC), 5.00%, 2/15/47	550	566,918
Series A (AGC), 5.00%, 2/15/47	4,300	4,432,268
Series A (AGM), 5.00%, 2/15/47	4,580	4,720,881
Series A (NPFGC), 4.50%, 2/15/47	14,175	14,519,736
Series A (NPFGC), 5.00%, 2/15/47	4,665	4,801,685
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	3,031,829
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,298,660
4 World Trade Center Project, 5.75%, 11/15/51	3,000	3,580,650
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,202,030
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	5,333,769
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,432,198

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	$555	$583,999

		164,170,717
Education — 23.0%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/31	250	290,895
5.00%, 12/01/32	100	116,441
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,145,180
Build New York City Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/41	1,065	1,204,409
New York Law School Project, 4.00%, 7/01/45	370	379,243
Series A, 5.00%, 6/01/43	525	600,311
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	117,413
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	2,265	2,660,990
American Museum of Natural History, Series A, 5.00%, 7/01/41	825	958,040
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,949,304
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,415,331

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB (continued):
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	$1,000	$1,091,640
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	860,813
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,740	6,502,157
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	815	954,805
5.00%, 7/01/43	2,940	3,428,834
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,383,329
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,440	1,667,822
4.00%, 7/01/39	500	541,070
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,388,480
5.00%, 12/01/36	1,150	1,347,144
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	586,690
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	580,340
5.25%, 7/01/36	860	988,613
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	774,765
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	2,500	3,556,300

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$2,075	$2,434,182
Fordham University, Series A, 5.00%, 7/01/28	325	385,047
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,853,164
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,478,670
New School (AGM), 5.50%, 7/01/43	4,050	4,719,748
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	665	750,213
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	6,342,705
New York University, Series B, 5.00%, 7/01/34	1,000	1,122,750
New York University, Series B, 5.00%, 7/01/37	600	710,130
New York University, Series B, 5.00%, 7/01/42	3,240	3,773,012
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,181,880
Series C, 5.00%, 12/15/16 (b)	3,000	3,083,460
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	918,240
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,319,778
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,729,605
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,196,780
Barnard College, Series A, 5.00%, 7/01/34	1,150	1,373,905
Barnard College, Series A, 4.00%, 7/01/36	765	832,963
Barnard College, Series A, 4.00%, 7/01/37	400	432,188

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Barnard College, Series A, 5.00%, 7/01/43	$2,500	$2,904,750
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,145,170
Fordham University, 5.00%, 7/01/44	2,130	2,444,942
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,866,032
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (b)	6,100	6,408,599
New York University, Series A, 5.00%, 7/01/31	3,955	4,744,813
New York University, Series A, 5.00%, 7/01/37	4,775	5,651,451
Rochester Institute of Technology, 5.00%, 7/01/42	750	852,008
St. John’s University, Series A, 5.00%, 7/01/37	2,680	3,123,272
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	5,128,304
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,570,835
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,711,891
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	606,900
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	1,140	1,376,425

		134,664,171
Health — 9.4%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,463,802

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/34	$490	$562,677
5.50%, 4/01/30	250	289,003
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	941,286
5.00%, 12/01/37	350	392,448
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,615,189
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	625	714,975
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,790	2,017,044
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,223,940
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	6,831,435
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,500	1,505,325
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,990,029
New York University Hospitals Center, Series A, 6.00%, 7/01/40 (b)	1,100	1,272,381
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	2,075	2,363,176
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,065,960

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	$800	$852,768
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	1,500	1,576,605
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	4,000	4,614,200
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	3,525	4,191,013
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	9,220	10,716,867

		55,200,123
Housing — 2.0%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	771,773
Series A-1-A, 5.45%, 11/01/46	1,335	1,363,729
Series H-1, 4.70%, 11/01/40	1,340	1,351,872
Series H-2-A, 5.20%, 11/01/35	840	863,369
Series H-2-A, 5.35%, 5/01/41	600	619,686
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,230	1,307,269
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,452,628
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	395	396,430
6.25%, 2/01/31	1,125	1,128,285

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	$1,500	$1,508,235

		11,763,276
State — 13.2%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,789,284
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,594,180
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,184,585
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,686,705
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,143,350
Series S-2 (NPFGC), 4.25%, 1/15/34	4,025	4,108,358
City of New York New York Transitional Finance Authority, RB, Series S-1, 5.00%, 7/15/37	2,000	2,363,380
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/16 (b)	3,905	4,000,751
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,715,130
Sub-Series B-1, 5.00%, 11/15/31	3,465	4,184,161
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	3,835	4,368,410
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,180,150
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,711,925
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,936,025
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,276,233

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB (continued):
Series B, 5.00%, 3/15/37	$2,000	$2,417,480
State Personal Income Tax, Series A, 5.00%, 2/15/43	1,000	1,169,590
State Supported Debt, Series A, 5.00%, 3/15/44	5,550	6,510,427
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (b)	550	583,490
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	1,500	1,593,090
Transportation, Series A, 5.00%, 3/15/32	1,130	1,350,000
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,389,380
State of New York Urban Development Corp., Refunding RB, Series A:
Personal Income Tax, 4.00%, 3/15/36	1,985	2,187,827
4.00%, 3/15/37	550	602,618

		77,046,529
Tobacco — 1.1%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	2,190	2,204,541
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	2,250	2,566,260

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	$1,650	$1,909,743

		6,680,544
Transportation — 23.0%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,176,790
Series A, 5.00%, 11/15/30	1,000	1,197,740
Series A-1, 5.25%, 11/15/33	2,565	3,131,993
Series A-1, 5.25%, 11/15/34	2,840	3,454,519
Series C, 6.50%, 11/15/18 (b)	2,390	2,736,359
Series C, 6.50%, 11/15/28	810	927,158
Series D, 5.25%, 11/15/41	3,450	4,086,870
Series E, 5.00%, 11/15/38	7,785	9,203,583
Series E, 5.00%, 11/15/43	4,000	4,704,680
Series H, 5.00%, 11/15/25	1,000	1,215,400
Series H, 5.00%, 11/15/31	1,690	2,021,899
Sub-Series B, 5.00%, 11/15/25	3,250	4,004,455
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	315	338,178
Series D, 5.25%, 11/15/29	1,000	1,184,190
Transportation Revenue Green Bonds, Series A-1, 5.25%, 11/15/56	3,110	3,739,837
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	4,157,895
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,560	1,657,172
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,860,075
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,106,940
Consolidated, 183rd Series, 4.00%, 6/15/44	3,000	3,255,450

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued):
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	$8,160	$8,340,989
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,322,195
179th Series, 5.00%, 12/01/38	1,390	1,645,691
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	6,090	6,179,645
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,300,355
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	735	759,005
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	847,313
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,139,640
Consolidated, 189th Series, 5.00%, 5/01/45	2,875	3,397,962
Port Authority of New York & New Jersey, Refunding RB, Series G (AGM), 5.75%, 12/01/25	3,500	3,590,790
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	2,225	2,698,702
5.00%, 1/01/31	1,500	1,798,455
General, Series I, 5.00%, 1/01/37	4,750	5,507,625
General, Series I, 5.00%, 1/01/42	3,250	3,757,065
General, Series K, 5.00%, 1/01/32	4,000	4,775,200
Series J, 5.00%, 1/01/41	6,275	7,184,624
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,010	1,208,051
5.00%, 11/15/45	1,500	1,785,765
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	9,590	5,940,334
General, Series A, 5.00%, 11/15/38	1,000	1,159,210
General, Series A, 5.25%, 11/15/45	1,460	1,768,717

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Series A, 5.00%, 11/15/50	$4,500	$5,293,980
Series C, 5.00%, 11/15/38	2,000	2,199,820
Sub-Series A, 5.00%, 11/15/28	2,500	3,013,750
Sub-Series A, 5.00%, 11/15/29	875	1,048,906

		134,824,972
Utilities — 15.5%
City of New York New York Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	1,635	1,644,548
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series B, 5.00%, 6/15/36	365	367,113
Water & Sewer System, 2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,722,330
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,148,220
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	1,000	1,156,730
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	3,000	3,570,870
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	6,750	7,344,270
Water & Sewer System, Fiscal 2016, Series A, 3.00%, 6/15/36	1,750	1,779,803
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	3,775	4,311,918

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, Refunding RB:
Electric Systems, Series A (AGC), 5.75%, 4/01/39	$1,015	$1,148,564
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,727,145
General, Electric Systems, Series B (AGM), 5.00%, 6/01/16 (b)	4,000	4,016,000
Series A, 5.00%, 9/01/34	1,000	1,178,850
State of New York Environmental Facilities Corp., RB:
5.00%, 3/15/45	5,145	6,064,514
Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	1,195	1,417,903
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,131,104
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	2,100	2,457,210
Series A, 5.00%, 6/15/40	4,275	5,092,295
Series A, 5.00%, 6/15/45	18,920	22,385,387
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,804,124
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,950	2,025,953
Series E, 5.00%, 12/15/41	9,960	11,861,962
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,185	1,382,409

		90,739,222
Total Municipal Bonds in New York		686,582,649

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,564,216

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.9%
Housing — 0.9%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$4,580	$4,970,124
Total Municipal Bonds — 118.5%		693,116,989

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 38.5%
County/City/Special District/School District — 6.0%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,064	1,203,085
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	14,400	16,325,568
Sub-Series I-1, 5.00%, 3/01/36	3,500	4,108,370
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,500	4,272,100
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,711,616
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	4,274,965

		34,895,704
Education — 5.8%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,380,729
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
5.00%, 7/01/35	5,198	6,043,547

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, LRB, State University Dormitory Facilities (continued):
5.25%, 7/01/19 (b)	$6,000	$6,834,600
State of New York Dormitory Authority, RB, New York University, Series A (b):
5.00%, 7/01/18	6,498	7,089,062
(AMBAC), 5.00%, 7/01/17	5,707	5,996,177
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,605,335

		33,949,450
State — 8.4%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	9,739	11,450,558
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,995	9,902,527
4.00%, 10/15/32	8,000	9,112,720
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,950,727
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,887,831
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	6,297	6,877,866
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,001	1,183,725

		49,365,954
Transportation — 13.0%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	17,999	21,382,836
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	7,990	9,450,556
5.00%, 10/15/26	6,000	7,061,640

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$3,900	$4,699,734
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	10,000	10,658,100
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	3,940	4,638,168
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	15,000	18,031,950

		75,922,984
Utilities — 5.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,522,840
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,583,990
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,991	4,667,783
Series FF-2, 5.50%, 6/15/40	2,760	3,128,441
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	5,998	7,143,590

		31,046,644
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.5%		225,180,736
Total Long-Term Investments (Cost — $837,061,041) — 157.0%		918,297,725

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	16,646,713	16,646,713

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Value
Total Short-Term Securities (Cost — $16,646,713) — 2.8%	$16,646,713
Total Investments (Cost — $853,707,754*) — 159.8%	934,944,438
Other Assets Less Liabilities — 1.6%	9,682,708
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1)%	(111,762,510)
VRDP Shares, at Liquidation Value — (42.3)%	(247,700,000)

Net Assets Applicable to Common Shares — 100.0%	$585,164,636

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$742,990,255

Gross unrealized appreciation	$81,236,684
Gross unrealized depreciation	(995,619)

Net unrealized appreciation	$80,241,065

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $12,778,278.

(e)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF New York Municipal Money Fund	19,904,130	(3,257,417)	16,646,713	$1,420

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(14)	5-Year U.S. Treasury Note	June 2016	$1,692,797	$6,107
(147)	10-Year U.S. Treasury Note	June 2016	$19,119,187	80,294
(54)	Long U.S. Treasury Bond	June 2016	$8,818,875	127,258
(13)	Ultra U.S. Treasury Bond	June 2016	$2,227,469	38,184
Total				$251,843

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$918,297,725	—	$918,297,725
Short-Term Securities	$16,646,713	—	—	16,646,713

Total investments	$16,646,713	$918,297,725		$934,944,438

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$251,843	—	—	$251,843

[1]    See above Schedule of Investments for values in each state or political subdivision.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$449,350	—	—	$449,350
Liabilities:
Bank overdraft	—	$(273,011)	—	(273,011)
TOB Trust Certificates	—	(111,713,118)	—	(111,713,118)
VRDP Shares	—	(247,700,000)	—	(247,700,000)

Total	$449,350	$(359,686,129)	—	$(359,236,779)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	APRIL 30, 2016	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date:	June 22, 2016